Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.5%
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@ (Cost $577,687)	$600	$616,595
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 93.5%
Advertising — 0.8%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	1,018,836
Airlines — 1.6%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,230	1,159,786
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	613	611,612
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	316	313,549
		2,084,947
Auto Manufacturers — 0.6%
Ford Motor Credit Co., LLC 7.350%, 03/06/30	675	730,617
Auto Parts & Equipment — 0.8%
Clarios Global LP/Clarios US Finance Co., 144A 6.250%, 05/15/26@	1,050	1,049,742
Banks — 0.5%
Freedom Mortgage Corp., 144A 12.250%, 10/01/30@	550	615,999
Biotechnology — 0.6%
Emergent BioSolutions, Inc., 144A 3.875%, 08/15/28@	1,000	762,300
	Par (000)	Value†

Building Materials — 2.9%
Builders FirstSource, Inc., 144A 4.250%, 02/01/32@	$1,050	$970,573
Knife River Corp., 144A 7.750%, 05/01/31@	650	691,103
Smyrna Ready Mix Concrete LLC, 144A 8.875%, 11/15/31@	1,000	1,078,377
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,101,257
		3,841,310
Chemicals — 3.7%
Avient Corp., 144A 6.250%, 11/01/31@	1,000	1,025,266
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,775	1,895,935
Olin Corp. 5.000%, 02/01/30	910	888,803
WR Grace Holdings LLC, 144A 7.375%, 03/01/31@	1,000	1,047,854
		4,857,858
Commercial Services — 7.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	1,030	1,034,197
Herc Holdings, Inc.
144A, 5.500%, 07/15/27@	1,015	1,013,712
144A, 6.625%, 06/15/29@	1,000	1,035,555
Mavis Tire Express Services Topco Corp., 144A 6.500%, 05/15/29@	1,050	1,008,943
Service Corp. International
7.500%, 04/01/27	1,750	1,827,726
4.000%, 05/15/31	700	647,721
United Rentals North America, Inc. 4.875%, 01/15/28	700	694,803
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	1,150	1,144,148
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,312,081
		9,718,886
Computers — 1.6%
Amentum Escrow Corp., 144A 7.250%, 08/01/32@	1,000	1,043,474
Fortress Intermediate 3, Inc., 144A 7.500%, 06/01/31@	1,000	1,055,061
		2,098,535
Cosmetics & Personal Care — 0.9%
Coty, Inc., 144A 5.000%, 04/15/26@	1,120	1,115,147

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Distribution & Wholesale — 0.5%
Ritchie Bros Holdings, Inc., 144A 7.750%, 03/15/31@	$670	$713,527
Diversified Financial Services — 1.6%
AerCap Holdings N.V. (UST Yield Curve CMT 5 Yr + 4.535%) 5.875%, 10/10/79•	1,000	999,981
Jefferson Capital Holdings LLC, 144A 9.500%, 02/15/29@	1,000	1,066,756
		2,066,737
Electric — 5.5%
Calpine Corp., 144A 5.250%, 06/01/26@	700	697,393
Lightning Power LLC, 144A 7.250%, 08/15/32@	1,000	1,049,920
PG&E Corp. (UST Yield Curve CMT 5 Yr + 3.883%) 7.375%, 03/15/55•	1,000	1,050,310
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,417,044
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	1,500	1,571,692
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,393,260
		7,179,619
Electrical Components & Equipment — 0.5%
WESCO Distribution, Inc., 144A 7.250%, 06/15/28@	700	716,806
Engineering & Construction — 1.2%
Arcosa, Inc., 144A 6.875%, 08/15/32@	1,500	1,570,074
Entertainment — 3.9%
Affinity Interactive, 144A 6.875%, 12/15/27@	1,000	859,543
Caesars Entertainment, Inc., 144A 8.125%, 07/01/27@	675	688,841
Churchill Downs, Inc.
144A, 5.500%, 04/01/27@	750	747,288
144A, 5.750%, 04/01/30@	700	700,111
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	696,902
Light & Wonder International, Inc., 144A 7.000%, 05/15/28@	1,400	1,412,855
		5,105,540
Environmental Control — 0.8%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	1,000	986,395
	Par (000)	Value†

Food — 0.7%
United Natural Foods, Inc., 144A 6.750%, 10/15/28@	$1,000	$955,038
Healthcare Products — 2.3%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,075,171
Bausch + Lomb Corp., 144A 8.375%, 10/01/28@	922	975,015
Medline Borrower LP, 144A 3.875%, 04/01/29@	1,050	994,032
		3,044,218
Healthcare Services — 6.6%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	1,400	1,363,320
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	1,021,160
CHS/Community Health Systems, Inc., 144A 5.625%, 03/15/27@	1,080	1,062,813
Encompass Health Corp. 4.750%, 02/01/30	1,150	1,123,648
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	997,338
Prime Healthcare Services, Inc., 144A 9.375%, 09/01/29@	1,000	1,033,102
Select Medical Corp., 144A 6.250%, 08/15/26@	700	704,256
Tenet Healthcare Corp. 5.125%, 11/01/27	1,400	1,394,668
		8,700,305
Home Builders — 0.9%
K Hovnanian Enterprises, Inc., 144A 11.750%, 09/30/29@	1,000	1,112,270
Household Products & Wares — 0.8%
Kronos Acquisition Holdings, Inc., 144A 8.250%, 06/30/31@	1,000	1,000,000
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 144A 7.500%, 11/06/30@	1,000	1,029,109
Internet — 1.1%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,394,863
Leisure Time — 3.8%
Carnival Holdings Bermuda Ltd., 144A 10.375%, 05/01/28@	1,005	1,085,833
MajorDrive Holdings IV LLC, 144A 6.375%, 06/01/29@	2,500	2,431,824

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Leisure Time — (continued)
Royal Caribbean Cruises Ltd.
144A, 4.250%, 07/01/26@	$1,005	$993,664
144A, 5.625%, 09/30/31@	500	507,324
		5,018,645
Lodging — 1.2%
Hilton Domestic Operating Co., Inc., 144A 4.000%, 05/01/31@	700	654,655
Station Casinos LLC, 144A 4.625%, 12/01/31@	1,050	973,917
		1,628,572
Machinery — Construction & Mining — 0.4%
Terex Corp., 144A 5.000%, 05/15/29@	600	585,236
Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	675	664,330
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A 5.875%, 08/15/27@	2,000	1,964,525
Paramount Global 4.200%, 05/19/32	1,000	886,020
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	1,050	1,026,154
		4,541,029
Mining — 2.9%
Alcoa Nederland Holding BV, 144A 7.125%, 03/15/31@	1,000	1,066,212
First Quantum Minerals Ltd., 144A 6.875%, 10/15/27@	1,000	988,800
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	1,063,447
Novelis Corp., 144A 4.750%, 01/30/30@	700	679,124
		3,797,583
Oil & Gas — 14.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 5.875%, 06/30/29@	1,000	987,975
California Resources Corp., 144A 8.250%, 06/15/29@	1,000	1,019,936
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,859,182
Civitas Resources, Inc., 144A 8.750%, 07/01/31@	1,500	1,587,759
Crescent Energy Finance LLC, 144A 7.625%, 04/01/32@	1,100	1,100,314
Encino Acquisition Partners Holdings LLC
144A, 8.500%, 05/01/28@	1,600	1,628,780
	Par (000)	Value†

Oil & Gas — (continued)
144A, 8.750%, 05/01/31@	$1,000	$1,051,259
Gulfport Energy Corp., 144A 6.750%, 09/01/29@	1,000	1,013,546
HF Sinclair Corp. 6.375%, 04/15/27	1,000	1,013,593
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,621,409
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,147,254
Permian Resources Operating LLC
144A, 5.375%, 01/15/26@	1,000	996,512
144A, 8.000%, 04/15/27@	700	720,525
144A, 6.250%, 02/01/33@	1,000	1,014,471
Sunoco LP, 144A 7.250%, 05/01/32@	1,000	1,060,037
Transocean Titan Financing Ltd., 144A 8.375%, 02/01/28@	1,470	1,514,209
		19,336,761
Packaging and Containers — 3.7%
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,500	1,487,932
Owens-Brockway Glass Container, Inc., 144A 6.625%, 05/13/27@	1,000	1,004,705
Sealed Air Corp., 144A 5.000%, 04/15/29@	700	689,374
TriMas Corp., 144A 4.125%, 04/15/29@	700	670,501
Trivium Packaging Finance BV, 144A 8.500%, 08/15/27@	1,000	1,001,647
		4,854,159
Pharmaceuticals — 2.6%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,086,053
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,354,073
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	989,947
		3,430,073
Pipelines — 4.7%
Buckeye Partners LP 4.350%, 10/15/24	331	330,505
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,475	1,471,472
Martin Midstream Partners LP/Martin Midstream Finance Corp., 144A 11.500%, 02/15/28@	1,000	1,101,289
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	500	491,473

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Summit Midstream Holdings LLC, 144A 8.625%, 10/31/29@	$1,000	$1,045,738
Venture Global LNG, Inc.
144A, 8.375%, 06/01/31@	650	686,461
(UST Yield Curve CMT 5 Yr + 5.440%), 144A, 9.000%@,µ,•	1,000	1,013,840
		6,140,778
Real Estate Investment Trusts — 1.0%
VICI Properties LP/VICI Note Co., Inc., 144A 5.750%, 02/01/27@	1,350	1,373,470
Retail — 2.7%
eG Global Finance PLC, 144A 12.000%, 11/30/28@	1,000	1,115,978
The Gap, Inc., 144A 3.875%, 10/01/31@	1,500	1,311,320
Victra Holdings LLC/Victra Finance Corp., 144A 8.750%, 09/15/29@	1,100	1,156,960
		3,584,258
Software — 0.5%
Open Text Corp., 144A 6.900%, 12/01/27@	675	712,028
Telecommunications — 2.4%
Level 3 Financing, Inc., 144A 10.750%, 12/15/30@	1,500	1,646,185
Windstream Escrow LLC/Windstream Escrow Finance Corp., 144A 8.250%, 10/01/31@	1,500	1,525,149
		3,171,334
Transportation — 0.8%
Watco Cos. LLC/Watco Finance Corp., 144A 7.125%, 08/01/32@	1,000	1,042,125
TOTAL CORPORATE BONDS (Cost $119,703,014)		122,684,729

LOAN AGREEMENTS‡ — 1.3%
Commercial Services — 0.6%
VT Topco, Inc. (1 M SOFR + 3.500%) 8.345%, 08/09/30•	744	745,471
Packaging and Containers — 0.7%
Mauser Packaging Solutions Holding Company (1 M SOFR + 3.500%) 8.701%, 04/15/27•	998	998,861
TOTAL LOAN AGREEMENTS (Cost $1,731,348)		1,744,332

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $5,119,924)	5,119,924	$5,119,924
TOTAL INVESTMENTS — 99.2% (Cost $127,156,198)		$130,165,580
Other Assets & Liabilities — 0.8%		1,112,395
TOTAL NET ASSETS — 100.0%		$131,277,975

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $106,060,660, which represents 80.8% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs .
*	Non-income producing security.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2024. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
High Yield Bond Fund
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Country Weightings as of 9/30/2024††
United States	87%
Canada	5
Ireland	2
Netherlands	1
Cayman Islands	1
United Kingdom	1
Bermuda	1
Other	2
Total	100%
††	% of total investments as of September 30, 2024.
Unfunded loan commitment outstanding at September 30, 2024:

Borrower	Par (000)	Unfunded loan commitment Amount	Current Value	Unrealized Appreciation
Albion Financing 3 SARL	998	$997,500	$1,001,241	$3,741